Segment Reporting	6 Months Ended
Jun. 30, 2021
Segment Reporting [Abstract]
Segment Reporting	Segment Reporting
The following tables include results for the Partnership’s segments for the periods presented in these unaudited consolidated financial statements.

	Three Months Ended June 30,
	2021			2020
	LNG Segment $	LPG Segment $	Total $	LNG Segment $	LPG Segment $	Total $
Voyage revenues	136,764	12,005	148,769	137,822	10,383	148,205
Voyage expenses	(841)	(5,519)	(6,360)	(806)	(4,523)	(5,329)
Vessel operating expenses	(27,260)	(5,276)	(32,536)	(24,599)	(3,808)	(28,407)
Time-charter hire expenses	(5,867)	—	(5,867)	(5,368)	—	(5,368)
Depreciation and amortization	(30,660)	(1,689)	(32,349)	(30,566)	(1,063)	(31,629)
General and administrative expenses(i)	(6,268)	(653)	(6,921)	(7,251)	(632)	(7,883)
Income (loss) from vessel operations	65,868	(1,132)	64,736	69,232	357	69,589
Equity income	26,000	2,940	28,940	27,795	4,360	32,155

	Six Months Ended June 30,
	2021			2020
	LNG Segment $	LPG Segment $	Total $	LNG Segment $	LPG Segment $	Total $
Voyage revenues	278,180	23,391	301,571	270,392	17,700	288,092
Voyage expenses	(2,970)	(10,573)	(13,543)	(1,835)	(5,811)	(7,646)
Vessel operating expenses	(52,843)	(9,782)	(62,625)	(46,691)	(7,820)	(54,511)
Time-charter hire expenses	(11,717)	—	(11,717)	(11,290)	—	(11,290)
Depreciation and amortization	(60,892)	(3,359)	(64,251)	(61,158)	(3,110)	(64,268)
General and administrative expenses(i)	(12,871)	(1,217)	(14,088)	(13,004)	(1,046)	(14,050)
Write-down of vessels	—	—	—	—	(45,000)	(45,000)
Income (loss) from vessel operations	136,887	(1,540)	135,347	136,414	(45,087)	91,327
Equity income	58,939	7,517	66,456	27,977	4,551	32,528
(i)Includes direct general and administrative expenses and indirect general and administrative expenses (allocated to each segment based on estimated use of corporate resources).
A reconciliation of total segment assets to consolidated total assets presented in the Partnership's consolidated balance sheets is as follows:

	June 30, 2021	December 31, 2020
	$	$
Total assets of the LNG segment	4,411,512	4,395,336
Total assets of the LPG segment	243,307	246,982
Unallocated:
Cash and cash equivalents	144,206	206,762
Advances to affiliates	6,940	4,924
Consolidated total assets	4,805,965	4,854,004